Note 36 - Transactions on behalf of third parties (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions On Behalf Of Third Parties Abstract
Financial instruments entrusted by third parties	€ 357,022,000,000	€ 693,497,000,000	€ 689,157,000,000
Conditional bills and other securities received for collection	10,459,000,000	13,133,000,000	13,484,000,000
Securities Lending	5,285,000,000	7,129,000,000	4,866,000,000
Total Transactions Third Parties	€ 372,766,000,000	€ 713,759,000,000	€ 707,508,000,000